Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 18 - Subsequent Events

The Company has evaluated events and transactions subsequent to June 30, 2025, through the date the unaudited condensed consolidated financial statements were issued. Except as disclosed in the unaudited condensed consolidated financial statements previously and items below, there are no other events to report:

On July 7, 2025, in connection with the settlement with a former employee for $300,000, the Company issued 89,308 Common Stock, valued at $200,000, or $2.24 per share, see Note 17 Commitments and Contingencies.

On July 8, 2025, the Company’s stockholders approved an amendment (the “Amendment”) to the Company’s Amended and Restated – 2022 Equity Incentive Pan (the “Plan”), which amended the Plan to (i) increase the number of shares that may be issued under the Plan from 351,857 to 626,749, (ii) provide for the annual automatic increase of such reserve in order to maintain an authorized amount of 15% of the total outstanding shares, and (iii) provide for an automatic increase of such reserve in the event of a Dilution Event (as defined in the Plan) in order to maintain an authorized amount of 10% of the total outstanding shares.

On July 31, 2025, Company entered into a purchase loan agreement with PCCU, for the sale of a $385,642 loan receivable recognized as an asset held for sale in the unaudited condensed consolidated balance sheet as on June 30, 2025. On July 31, 2025, the Company received $384,527 from PCCU.

In July 2025, the One Big Beautiful Bill Act (“OBBBA”) was signed into law, which enacts significant changes to U.S. tax and related laws. Some of the provisions of the new tax law affecting corporations include, but are not limited to, current deduction of domestic research expenses, increasing the limit of the interest expense deduction to thirty percent of EBITDA, and one hundred percent bonus depreciation on eligible property acquired after January 19, 2025. The Company is currently evaluating the impact the new tax law will have on its financial condition and results of operations. Preliminarily, the Company does not anticipate a change to its effective income tax rate and its net deferred federal income tax assets as the Company maintains a full valuation allowance. The impact of the tax law changes from the OBBBA will be included in the Company’s financial statements beginning in the quarter ending September 30, 2025.

On August 7, 2025, the Board of Directors of the Company approved a grant of stock options to its Audit Committee Chair for 53,144 shares of common stock at an exercise price of $2.40 per share. The stock options vests immediately. Additionally, the Board of Directors approved a grant of stock options to Terrence Mendez for 91,751 shares of common stock at an exercise price of $2.40 per share. The stock option vests 100% on upon the Company’s successful completion of an equity financing that results in gross proceeds to the Company of at least $4 million.

On August 27, 2025, the Company closed an offering of Convertible Promissory Notes (the “Notes”) issued to certain accredited investors with a maturity date of August 2026, a 20% original issue discount, and an aggregate principal sum of $562,500. Payment of the Notes includes principal and interest. The conversion price of the Notes is the lesser of (i) a 20% discount to the average VWAP of the Company’s common stock for the twenty consecutive trading days ending on the trading day immediately prior to the execution date of the Note and (ii) a 20% discount to the average VWAP of the common stock for the twenty consecutive trading days ending on the trading day immediately preceding the date of a conversion notice, subject to adjustment as provided in the Note. At any time, the Investor can convert all or a portion of the Notes.

On September 9, 2025, the Company issued an additional Note to an accredited investor in the principal sum of $125,000 which is identical to the Notes issued on August 27, 2025.

On September 17, 2025 (the “Closing Date”) the Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) with CREO Investments LLC (“CREO”), which provides that, subject to the terms and conditions set forth therein, the Company may sell to CREO up to the lesser of (i) $150,000,000 of the Company’s Class A common stock, par value $0.0001 per share (the “Common Stock) and (ii) until such time, if ever, that stockholder approval is received (as discussed below), 582,899 shares of Common Stock (representing 19.99% of the shares of Common Stock issued and outstanding immediately prior to the execution of the Purchase Agreement, but not counting any such sales of such Common Stock to CREO that would not count toward the 19.99% because they are “at market” under applicable trading market rules).

The Company and CREO may mutually agree to increase the Total Purchase Commitment (as defined in the Purchase Agreement) (up to an aggregate of $500,000,000), in which event for every $100,000,000 in increased Total Purchase Commitment (or pro-rata portion thereof), the Company shall issue CREO, within one business day of such increased Total Purchase Commitment being agreed to by the parties, additional CREO Commitment Shares (as defined below) with a value equal to 0.75% of such increased Total Purchase Commitment.

Additionally, on September 17, 2025, the Company and CREO entered into a registration rights agreement (the “CREO Registration Rights Agreement”), pursuant to which the Company agreed to file a registration statement with the Securities and Exchange Commission (the “SEC”) covering the resale of Common Stock that may be issued to CREO under the Purchase Agreement.

Upon initial satisfaction of certain conditions contained in the Purchase Agreement, and from time to time thereafter, and on any business day selected by the Company where the closing sale price of the Company’s Common Stock is equal to or greater than $1.00, the Company shall have the right, but not the obligation, to direct CREO to purchase shares of Common Stock at the applicable VWAP Purchase Price (as defined below). Such sales of Common Shares by the Company, if any, are subject to certain limitations as set forth in the Purchase Agreement, and may occur from time to time, at the Company’s sole discretion, over the period commencing on the date that all of the conditions to the Company’s right to commence such sales are satisfied.

Unless earlier terminated as provided therein, the Purchase Agreement will terminate automatically, without any further action or notice by any party, on the earliest to occur of (a) the expiration of the above-referenced registration statement, (b) the date on which CREO shall have purchased the Aggregate Limit (as defined in the Purchase Agreement) pursuant to the Purchase Agreement, (c) the date on which the Common Stock shall have failed to be listed or quoted an eligible trading market, (d) the thirtieth (30th) trading day next following the date on which, pursuant to or within the meaning of any bankruptcy law, the Company commences a voluntary case or any party commences a proceeding against the Company, in each case that is not discharged or dismissed prior to such thirtieth (30th) trading day, (e) the date on which, pursuant to or within the meaning of any bankruptcy law, a custodian is appointed for the Company or for all or substantially all of its property, or the Company makes a general assignment for the benefit of its creditors and (f) the thirty-six (36) month anniversary of the Closing Date.

For purposes of the Purchase Agreement, the “VWAP Purchase Price” means the purchase price per share of Common Stock to be purchased by CREO that is equal to the lesser of ninety percent (90%) of (a) the lowest sale price of the Common Stock on the applicable VWAP Purchase Date (as defined in the Purchase Agreement) and (b) the volume-weighted average price during the applicable VWAP Purchase Period (as defined in the Purchase Agreement).

As consideration for CREO’s commitment to purchase shares of Common Stock pursuant to the Purchase Agreement, the Company agreed to issue to CREO $1.0 million in stated value of a series of a to be designated series of preferred stock with such terms as mutually agreeable between us and CREO, with each such share having a stated value of $1,000 (the “CREO Commitment Shares”) following the creation of such CREO Commitment Shares.

Under applicable rules of the Nasdaq Stock Market (“Nasdaq”), in no event may the Company issue or sell to CREO under the Purchase Agreement more than that number of shares of its Common Stock which equals 19.99% of the Common Stock outstanding immediately prior to the execution of the Purchase Agreement (the “Exchange Cap”), unless the Company first obtains stockholder approval to issue shares of Common Stock in excess of the Exchange Cap in accordance with applicable Nasdaq listing rules.

Note 21. Subsequent events

The Company has evaluated events and transactions subsequent to December 31, 2024 through the date the consolidated financial statements were issued. Except as disclosed in the consolidated financial statements previously and items below, there are no other events to report:

●	Effective January 21, 2025, the Company appointed Terrance E. Mendez as Co-Chief Executive Officer (Co-CEO), alongside Sundie Seefried, whose title changed to Co-CEO. Mr. Mendez, age 49, has extensive leadership experience in cannabis-related businesses and financial management roles. The Company entered into a three-year employment agreement with Mr. Mendez, providing an annual salary of $360,000, eligibility for performance-based incentives, and stock options vesting over three years. The agreement includes a 10-month post-termination non-compete and non-solicitation clause.

●	On January 28, 2025, Sundie Seefried informed the Board of Directors of the Company of her decision to resign as Co-Chief Executive Officer, effective February 28, 2025. Ms. Seefried will continue to serve as a member of the Board. Her resignation was not due to any disagreement with the Company or concerns regarding its operations, policies, or practices. Upon her departure, Terrance E. Mendez transitioned from Co-Chief Executive Officer to the sole Chief Executive Officer of the Company.

●	On January 29, 2025, the Company and PCCU entered into a letter agreement to defer the principal payments on the Note for the months of February and March 2025 (the “Deferral Period”). The Company will remain responsible for payment of interest during the Deferral Period and will extend the Note repayment period for an additional two months.

●	On March 1, 2025, the Company and PCCU modified the PCCU Note. According to the terms of the Amended PCCU Note, the principal balance is $10,748,408, accruing interest at an annual rate of 4.25%. The Company will make interest-only payments until January 5, 2027, after which it will begin making both principal and interest payments until the maturity date on October 5, 2030. The Amended PCCU Note also includes provisions for early repayment, along with prepayment fees, such as a yield maintenance fee in the case of prepayment or acceleration. Furthermore, the agreement preserves PCCU’s first-priority security interest in the Company’s assets as outlined in the security agreement dated March 29, 2023. The Company executed the Amended PCCU Note to restructure its financial obligations and extend the repayment timeline.

●	On April 1, 2025, the Company received a letter from the Staff, indicating that the Company had not regained compliance with the Minimum Bid Price Requirement by March 31, 2025, and unless the Company requests a hearing and appeals the determination by April 8, 2025, the Company’s class A common stock and warrants would be delisted from The Nasdaq Capital Market and that trading of the Company’s securities will be suspended, effective at opening of business on April 10, 2025. Further, the Company was notified that on April 10, 2025, a Form 25-NSE will be filed with the SEC, which will remove the Company’s securities from listing and registration on The Nasdaq Stock Market. On April 7, 2025, the Company was notified by the staff of The Nasdaq Stock Market LLC’s Listing Qualifications Department that the Staff has determined that for 10 consecutive business days, from March 24, 2025 to April 4, 2025, the minimum closing bid price for the Company’s Class A common stock was at least $1.00 per share or greater. Accordingly, the Staff has determined that the Company has regained compliance with Minimum Bid Price Requirement, and, as such, the Staff has indicated that the matter of the Company’s compliance with Minimum Bid Price Requirement is now closed.

●

On April 7, 2025, the Company received a letter from Nasdaq indicating that the Company was not in compliance with Nasdaq’s Listing Rule 5550(b)(1) because the Company’s shareholders’ equity for the year ended December 31, 2024, as reported in the Company’s Current Report on Form 8-K on April 1, 2025, was below the minimum shareholders’ equity requirement of $2,500,000 (the “Shareholders’ Equity Requirement”).

The Notice had no immediate effect on the Company’s continued listing on Nasdaq, subject to the Company’s compliance with the other continued listing requirements. In accordance with Nasdaq rules, the Company has been provided 45 calendar days, to submit a plan to regain compliance with the Shareholders’ Equity Requirement (the “Compliance Plan”). If the Compliance Plan is accepted, Nasdaq may grant up to 180 calendar days from the date of the Notice for the Company to regain compliance with the Shareholders’ Equity Requirement.

The Company intends to timely submit a Compliance Plan to Nasdaq to regain compliance with the Shareholders’ Equity Requirement. There can be no assurance that Nasdaq will accept the Company’s plan or that the Company will be able to regain compliance with Listing Rule 5550(b)(1) or maintain compliance with any other Nasdaq requirement in the future.

PART I – FINANCIAL INFORMATION

SHF Holdings, Inc.

CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited)

	June 30, 2025	December 31, 2024
ASSETS
Current Assets:
Cash and cash equivalents	$247,318	$2,324,647
Accounts receivable – trade	50,935	134,609
Accounts receivable – related party	582,855	968,023
Prepaid expenses – current portion	403,556	659,536
Accrued interest receivable	2,105	16,319
Forward purchase receivable	-	4,584,221
Short-term loans receivable	-	13,332
Asset held for sale	385,642	-
Other current assets	3,286,192	3,000,000
Total Current Assets	4,958,603	11,700,687
Long-term loans receivable	-	378,854
Operating lease right-to-use asset	625,355	703,524
Prepaid expenses – long term portion	350,935	412,500
Other assets	20,684	22,722
Total Assets	$5,955,577	$13,218,287

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current Liabilities:
Accounts payable	$627,541	$140,723
Accounts payable-related party	164,917	75,608
Accrued expenses	820,568	1,301,378
Contract liabilities	10,208	28,335
Operating lease liability – current	174,319	161,952
Senior secured promissory note – current portion	-	255,765
Deferred consideration	3,218,303	3,338,343
Forward purchase derivative liability	7,309,580	7,309,580
Other current liabilities	14,479	72,836
Total Current Liabilities	12,339,915	12,684,520
Warrant liabilities	106,251	1,360,491
Senior secured promissory note—long term portion	10,748,408	10,748,408
Operating lease liability – long term	620,174	712,882
Total Liabilities	23,814,748	$25,506,301
Commitment and Contingencies (Note 17)	-	-
Stockholders’ Deficit
Convertible preferred stock, $.0001 par value, 1,250,000 shares authorized, 111 and 111 shares issued and outstanding on June 30, 2025, and December 31, 2024, respectively	-	-
Class A Common Stock, $.0001 par value, 130,000,000 shares authorized, 2,826,468 and 2,783,667 issued and outstanding on June 30, 2025, and December 31, 2024, respectively	282	278
Additional paid-in-capital	104,654,006	108,467,253
Accumulated deficit	(122,513,459)	(120,755,545)
Total Stockholders’ Deficit	(17,859,171)	(12,288,014)
Total Liabilities and Stockholders’ Deficit	$5,955,577	$13,218,287

See accompanying notes to unaudited condensed consolidated financial statements.

SHF Holdings, Inc.

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

(Unaudited)

	For The Three Months Ended		For The Six Months Ended
	June 30,		June 30,
	2025	2024	2025	2024

Revenue	$1,845,334	$4,037,535	$3,777,686	$8,088,334

Operating Expenses:
Compensation and employee benefits	1,583,051	2,264,931	2,955,532	4,544,969
General and administrative expenses	457,803	1,001,764	1,448,629	1,985,984
Professional services	712,337	503,727	2,211,871	964,677
Rent expense	63,185	64,198	124,191	133,635
Provision (benefit) for credit losses	-	(97,248)	-	(166,035)
Total operating expenses	2,816,376	3,737,372	6,740,223	7,463,230
Operating (loss) income	(971,042)	300,163	(2,962,537)	625,104
Other Income (Expenses)
Change in the fair value of deferred consideration	(40,960)	211,535	120,040	396,070
Interest expense	(115,341)	(168,830)	(228,127)	(323,002)
Change in fair value of warrant liabilities	138,158	1,086,286	1,254,240	2,341,773
Total other income (expenses)	(18,143)	1,128,991	1,146,153	2,414,841
Net (loss) income before income tax	(989,185)	1,429,154	(1,816,384)	3,039,945
Income tax benefit/(expense)	58,470	(487,627)	58,470	(48,742)
Net (loss) income	$(930,715)	$941,527	$(1,757,914)	$2,991,203
Weighted average shares outstanding, basic	2,826,468	2,771,550	2,806,841	2,766,086
Basic net (loss) income per share	$(0.33)	$0.34	$(0.63)	$1.08
Weighted average shares outstanding, diluted	2,826,468	2,824,273	2,806,841	2,818,809
Diluted (loss) income per share	$(0.33)	$0.33	$(0.63)	$1.06

See accompanying notes to unaudited condensed consolidated financial statements.

SHF Holdings, Inc.

Condensed Consolidated Statements of Stockholders’ Equity (Deficit)

(Unaudited)

FOR THE THREE MONTHS ENDED JUNE 30, 2025

	Preferred Stock		Class A Common Stock		Additional Paid-in	Accumulated	Total Shareholders’
	Shares	Amount	Shares	Amount	Capital	Deficit	Deficit
Balance, March 31, 2025	111	$-	2,786,538	$278	$104,633,059	$(121,582,744)	$(16,949,407)
Issuance of shares resulting from reverse stock split	-	-	39,930	4	(4)	-	-
Stock compensation expense	-	-	-	-	20,951	-	20,951
Net loss		-	-	-	-	(930,715)	(930,715)
Balance, June 30, 2025	111	$-	2,826,468	$282	$104,654,006	$(122,513,459)	$(17,859,171)

FOR THE THREE MONTHS ENDED JUNE 30, 2024

	Preferred Stock		Class A Common Stock		Additional Paid-in	Accumulated	Total Shareholders’
	Shares	Amount	Shares	Amount	Capital	Deficit	Equity
Balance, March 31, 2024	111	$-	2,771,550	$277	$107,353,434	$(70,386,394)	$36,967,317
Issuance of restricted stock,	-	-	-	-	35,478	-	35,478
Stock compensation expense	-	-	-	-	516,659	-	516,659
Net income	-	-	-	-	-	941,527	941,527
Balance, June 30, 2024	111	$-	2,771,550	$277	$107,905,571	$(69,444,867)	$38,460,981

See accompanying notes to unaudited condensed consolidated financial statements.

SHF Holdings, Inc.

Condensed Consolidated Statements of Stockholders ‘Equity (Deficit)

(Unaudited)

FOR THE SIX MONTHS ENDED JUNE 30, 2025

	Preferred Stock		Class A Common Stock		Additional Paid-in	Accumulated	Total Shareholders’
	Shares	Amount	Shares	Amount	Capital	Deficit	Deficit
Balance, December 31, 2024	111	$-	2,783,666	$278	$108,467,253	$(120,755,545)	$(12,288,014)
Issuance of shares resulting from reverse stock split	-	-	39,931	4	(4)	-	-
Issuance of restricted stock	-		4,292	-	8,768	-	8,768
Stock withheld for net share settlement	-		(1,421)	-	-		-
Stock compensation expense	-		-		762,210	-	762,210
Reclassification of forward purchase receivable	-	-	-	-	(4,584,221)	-	(4,584,221)
Net loss	-	-	-	-	-	(1,757,914)	(1,757,914)
Balance, June 30, 2025	111	$-	2,826,468	$282	$104,654,006	$(122,513,459)	$(17,859,171)

FOR THE SIX MONTHS ENDED JUNE 30, 2024

	Preferred Stock		Class A Common Stock		Additional Paid-in	Accumulated	Total Shareholders’
	Shares	Amount	Shares	Amount	Capital	Deficit	Equity
Balance, December 31, 2023	1,101	$-	2,728,168	$273	$105,924,859	$(71,569,821)	$34,355,311
Conversion of PIPE shares	(990)	-	39,601	4	866,245	(866,249)	-
Issuance of restricted stock, net of tax, net of share settlement	-	-	3,781	-	21,161	-	21,161
Stock compensation expense		-	-	-	1,093,306	-	1,093,306
Net income	-	-		-	-	2,991,203	2,991,203
Balance, June 30, 2024	111	$-	2,771,550	$277	$107,905,571	$(69,444,867)	$38,460,981

See accompanying notes to unaudited condensed consolidated financial statements.

SHF Holdings, Inc.

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

(Unaudited)

	For The Six Months Ended June 30,
	2025	2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(1,757,914)	$2,991,203
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization expense	2,518	390,499
Stock compensation expense	783,762	1,114,467
Amortization of deferred origination fees	-	(55,842)
Operating lease	(2,172)	18,594
Provision (benefit) for credit losses	-	(166,035)
Income tax (benefit)/expense	-	45,953
Change in the fair value of deferred consideration	(120,040)	(396,070)
Change in fair value of warrant	(1,254,240)	(2,341,773)
Changes in operating assets and liabilities:
Accounts receivable – trade	83,674	1,092,069
Accounts receivable – related party	385,168	(180,874)
Prepaid expenses	317,545	243,335
Accrued interest receivable	14,214	(9,469)
Other assets	(286,672)	82,206
Other current liabilities	(58,370)	25,203
Accounts payable	486,818	(62,950)
Accounts payable – related party	89,309	(474,057)
Accrued expenses	(480,811)	(59,296)
Contract liabilities	(18,127)	44,873
Net deferred indemnified loan origination fees	-	402,601
Net cash provided by (used in) operating activities	(1,815,338)	2,704,637
CASH FLOWS PROVIDED BY INVESTING ACTIVITIES:
Proceeds from loan repayment	6,545	6,083
Net cash provided by investing activities	6,545	6,083
CASH FLOWS USED IN FINANCING ACTIVITIES:
Net share settlement for stock compensation expense	(12,771)	-
Repayment of senior secured promissory note	(255,765)	(1,487,507)
Net cash used in financing activities	(268,536)	(1,487,507)
Net (decrease) increase in cash and cash equivalents	(2,077,329)	1,223,213
Cash and cash equivalents – beginning of period	2,324,647	4,888,769
Cash and cash equivalents – end of period	$247,318	$6,111,982
Supplemental disclosure of cash flow information
Interest paid	$228,901	$325,327
Supplemental disclosure of non-cash investing and financial activities
Reclassification of forward purchase receivable	$(4,584,221)	$-

See accompanying notes to unaudited condensed consolidated financial statements.

SHF Holdings, Inc.

Notes to Unaudited Condensed Consolidated Financial Statements